Leases - Supplemental lease cash flow (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases
Cash payments for operating leases	¥ 25,839,863	$ 3,639,469	¥ 49,405,583
Operating ROU assets released in exchange for operating lease liabilities	26,602,626	3,746,903	543,534,687
Operating ROU assets obtained in exchange for new operating lease liabilities	¥ 115,402,428	$ 16,254,092	¥ 375,303,436